Financial instruments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of liabilities
As at March 31, 2021 and 2020, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	2021			2020

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Cash and cash equivalents	Level 1	807,150	807,150	Level 1	210,969	210,969
Restricted cash	Level 1	9,074	9,074	Level 1	9,532	9,532
Merchant cash advances	Level 3	2,309	2,309	—	—	—
Contingent consideration	Level 3	0	0	Level 3	0	0

Financial Instruments Measured at Fair Value in the Condensed Interim Consolidated Balance Sheet
As at March 31, 2021 and 2020, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	2021			2020

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Cash and cash equivalents	Level 1	807,150	807,150	Level 1	210,969	210,969
Restricted cash	Level 1	9,074	9,074	Level 1	9,532	9,532
Merchant cash advances	Level 3	2,309	2,309	—	—	—
Contingent consideration	Level 3	0	0	Level 3	0	0

Disclosure of provision matrix
The loss allowance as at March 31, 2021 and 2020 was determined as follows:
2021

	Not past due	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	14%	41%	55%	63%	67%
Gross carrying amount	9,328	1,087	917	231	1,156	2,758

Loss allowance	280	152	376	127	728	1,856
2020

	Not past due	0–30	30–60	60–90	90–180	180+

Expected loss rate	4%	17%	45%	63%	74%	83%
Gross carrying amount	2,147	2,264	494	476	591	1,749

Loss allowance	86	385	222	300	437	1,448
The details of the Company’s trade receivables are as follows:

	2021	2020
	$	$

Not past due	9,328	2,147
Past due less than 90 days	2,235	3,234
Past due more than 90 days	3,914	2,340

Total	15,477	7,721
Loss allowance	(3,519)	(2,878)

Balance – End of year	11,958	4,843

Changes in the loss allowance	Changes in the loss allowance were as follows:

	2021	2020
	$	$

Balance, beginning of year	2,878	1,703
Increase	2,777	2,234
Write-offs	(2,136)	(1,059)

Balance, end of year	3,519	2,878

Maturity of financial liabilities
The maturity analysis of lease liabilities as at March 31, 2021 is as follows:

Fiscal Year	$

2022	5,120
2023	4,718
2024	3,990
2025	3,450
2026	2,505
2027 and thereafter	5,895

Total minimum payments	25,678
As at March 31, 2021 and 2020, the maturity analysis of financial liabilities represented the following:
2021

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	65,052	—	—	—	65,052
Other long-term liabilities	—	3,154	—	—	3,154
Long-term debt	—	—	30,000	—	30,000
2020

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	30,810	—	—	—	30,810
Other long-term liabilities	—	8,198	—	—	8,198
Long-term debt	—	—	30,000	—	30,000

Currency Risk	The following table provides a summary of the Company’s exposure to the Canadian dollar, the Euro, the British pound sterling, the Australian dollar and the Swiss Franc, expressed in US dollars:

2021	CAD	EUR	GBP	AUD	CHF	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,141	15,913	470	958	1,281	368	22,131
Trade and other receivables	5,122	2,740	469	793	694	336	10,154
Accounts payable and accrued liabilities	(13,729)	(18,898)	(2,154)	(4,529)	(750)	(560)	(40,620)
Other long-term liabilities	(1,816)	(622)	(309)	(239)	(36)	(42)	(3,064)
Lease liabilities	(14,102)	(3,214)	(842)	(646)	(517)	—	(19,321)

Net financial position exposure	(21,384)	(4,081)	(2,366)	(3,663)	672	102	(30,720)

2020	CAD	EUR	GBP	AUD	CHF	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	16,992	14,073	379	569	685	—	32,698
Trade and other receivables	323	3,020	246	441	77	—	4,107
Accounts payable and accrued liabilities	(10,583)	(10,230)	(490)	(3,785)	(481)	—	(25,569)
Other long-term liabilities	—	(7,408)	—	(702)	—	—	(8,110)
Lease liabilities	(10,523)	(4,399)	(347)	(781)	(721)	—	(16,771)

Net financial position exposure	(3,791)	(4,944)	(212)	(4,258)	(440)	—	(13,645)
The table below shows the immediate increase/(decrease) in net loss before tax of a 1% strengthening in the average exchange rate of significant currencies to which the Company has transaction exposure as at March 31, 2021 and 2020. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	CAD	EUR	GBP	AUD	CHF	Other
	$	$	$	$	$	$

2021	(590)	(84)	20	(20)	(10)	(8)
2020	(533)	(53)	(2)	(23)	(8)	—